Additional information - condensed financial statements of the Company (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Operations
Revenues	10,732,854	11,760,780	3,778,553
Total operating expenses	(881,848)	(568,917)	(388,354)
Income/(loss) from continuing operations	(420,515)	1,977,469	93,697
Interest expense	(373,710)	(221,209)	(231,487)
Change in fair value of derivatives	84,874	74,528	(49,071)
Share of income from subsidiaries	(1,800)
Convertible bond buyback (loss)/gain	4,312		(24,156)
Other income	235,723	258,719	7,786
(Loss)/income from continuing operations before income taxes	(514,275)	2,027,888	(188,915)
Income tax expense	57,823	252,707	7,999
Net (loss)/income attributable to ordinary shareholders	(564,345)	1,755,351	(193,499)
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(32,063)	(21,883)	(19,829)
Income/(loss) from continuing operations	(32,063)	(21,883)	(19,829)
Interest expense	(206,853)	(191,791)	(216,691)
Change in fair value of derivatives	57,015	75,552	(55,559)
Share of income from subsidiaries	(465,989)	1,724,291	118,797
Convertible bond buyback (loss)/gain	4,312		(24,156)
Other income	79,233	169,182	3,939
(Loss)/income from continuing operations before income taxes	(564,345)	1,755,351	(193,499)
Net (loss)/income attributable to ordinary shareholders	(564,345)	1,755,351	(193,499)